UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                            Investment Company Act file number:  811-22155

Global Real Estate Opportunity Trust

(Exact name of registrant as specified in charter)

                                                            (Address of principal executive offices)                                        (Zip code)

Global Real Estate Opportunity Trust

Randy S. Lewis, CEO

5251 DTC Parkway, Suite 935

Greenwood Village, CO 80111

___________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  303-220-3866

Date of fiscal year end:  12/31/10

Date of reporting period:  For the period 7/1/2010 - 8/31/2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: The Registrant held no voting securities during the period covered by this report.  The Registrant has not commenced operations.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Randolph S. Lewis

By (Signature and Title)*    /s/Randolph S. Lewis, Chief Executive Officer

Date:  October 17, 2011

* Print the name and title of each signing officer under his or her signature.